RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) shares
Related Party Transaction [Line Items]
Stock option grants to officers and directors | shares		150,000		275,000
Stock option grant price range | $ / shares	$ 2.59		$ 1.3
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 1,355,222		$ 1,082,804		$ 1,035,063
Directors' fees | $		$ 2,146		$ 2,191		$ 2,223
Stock option grants to officers and directors | shares		0		88,543		23,750
Stock option grant price range | (per share)		$ 0	$ 1.3		$ 0.81